[DECHERT LLP LETTERHEAD]

August 26, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Alternative Investment Partners Absolute Return Fund STS (the “Fund”)
File Numbers 811-21831 & 333-145629

To Whom It May Concern:

I enclose the Fund’s Schedule TO, along with exhibits thereto, to be filed via EDGAR on or about the date hereof in connection with a repurchases offer to be conducted by the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz